PGIM Jennison Diversified Growth Fund Average Annual Total Returns		12 Months Ended		13 Months Ended		60 Months Ended	73 Months Ended		99 Months Ended		100 Months Ended		109 Months Ended		120 Months Ended
	Jul. 31, 2026	Dec. 31, 2025		Dec. 31, 2025	[2],[3]	Dec. 31, 2025	Dec. 31, 2025	[4],[5]	Dec. 31, 2025		Dec. 31, 2025	[9],[10]	Dec. 31, 2025	[1],[11]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[1],[2]	13.83%		14.42% [1]	15.08%		14.76%	[6],[7],[8]	14.88%		15.24%		14.82% [8]
Russell 1000 Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%				15.32%			18.63%	[7]					18.13%
A
Prospectus [Line Items]
Average Annual Return, Percent		11.20%				11.77%									15.46%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.99%				9.54%									12.97%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.45%				8.71%									11.96%
C
Prospectus [Line Items]
Average Annual Return, Percent		15.47%				11.87%									15.04%
Z
Prospectus [Line Items]
Average Annual Return, Percent		17.86%				13.23%			17.07%
Performance Inception Date	Sep. 27, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		18.11%				13.30%			17.11%
Performance Inception Date	Sep. 27, 2017

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[6]	Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class Z and R6 shares.
[8]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[10]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[11]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.